Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Summary of Property, Plant and Equipment

	Leasehold improvements	Furniture and other equipment	Total
	US$	US$	US$
COST
As of January 1, 2021	117	394	511
Additions	18	32	50

As of December 31, 2021	135	426	561
Additions	—	367	367

As of December 31, 2022	135	793	928

DEPRECIATION
As of January 1, 2021	(49)	(99)	(148)
Provided for the year	(31)	(102)	(133)

As of December 31, 2021	(80)	(201)	(281)
Provided for the year	(34)	(128)	(162)

As of December 31, 2022	(114)	(329)	(443)

CARRYING VALUES
As of December 31, 2021	55	225	280

As of December 31, 2022	21	464	485

Summary of Depreciation Rates of Property Plant and Equipment
The above items of plant and equipment are depreciated over their estimated useful lives, using straight-line method after taking into account the residual values, at the following rates per annum:

Leasehold improvements	Over the shorter of the relevant lease term or 20%
Furniture and other equipment	14% - 33%